COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 1 5	2 0 1 4

Royalties to an ASIC designer	159	151
Reimbursement liability to Predecessor Entity's unit holders	418	393
	577	544

Schedule of Operating Leases
Operating lease obligations as of December 31, 2015:

Lease agreement for vehicles	29
Lease agreement for office facilities lease	13
42